OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2023
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$
Right-of-use assets	4,135	3,523

Operating lease liabilities - current	1,367	1,209
Operating lease liabilities – non-current	2,837	2,331
Total operating lease liabilities	4,204	3,540

Summary of maturity of operating lease liabilities

The following table summarizes the maturity of operating lease liabilities as of June 30, 2023:

Operating leases
US$
2023 remaining	615
2024	1,134
2025	1,134
2026	850
Total	3,733
Less: imputed interest	(193)
Present value of lease liabilities	3,540